SUBSEQUENT EVENTS (Details Narrative)								1 Months Ended			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2022 USD ($) Facility	Oct. 21, 2022 USD ($) Facility	May 02, 2022 USD ($)	Oct. 04, 2021 USD ($)	Oct. 03, 2021 Integer	Jan. 01, 2021 Bed	Jul. 27, 2020 USD ($)	May 31, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) Bed	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Bed	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Property management fee, percent fee						5.00%
Number of licensed beds | Bed											126,000				126,000
Lease rent											$ 60,000	$ 24,000	$ 153,000	$ 34,000	$ 126,000	$ 27,000	$ 7,000	$ 168,000
Tara Facility [Member]
Subsequent Event [Line Items]
Number of licensed beds					134	134
Number of healthcare services facilities | Integer					3
Lumber City Management Agreement [Member]
Subsequent Event [Line Items]
Operations commenced date									May 01, 2022
Property management fee, percent fee, description									(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.		(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.		(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue
Management fee									$ 22,000
Property management fee, percent fee									5.00%
La Grange Management Agreement [Member]
Subsequent Event [Line Items]
Operations commenced date									May 01, 2022
Property management fee, percent fee, description									(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.		(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.		(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue
Management fee									$ 25,000
Property management fee, percent fee									5.00%
Management Agreement With Cavalier [Member]
Subsequent Event [Line Items]
Key provisions of operating or partnership agreement description											The term of the Management Agreement commences on April 15, 2022, and continues for a term of two years thereafter, and shall continue in full force and effect for succeeding annual terms until such time as either party provides written notice of termination to the other party at least 90 days prior to the termination date.
Incentive fee description											The Management Agreement is subject to earlier termination as provided therein. If the Management Agreement is terminated due to a sale of the Facility, then Meadowood Operations will pay an incentive fee to Cavalier equal to 1% of the purchase price, including any debt assumption.
Subsequent Event [Member] | H U D Notes [Member]
Subsequent Event [Line Items]
Principal amount		$ 7,800,000
Interest rate		3.97%
Subsequent Event [Member] | H U D Notes [Member] | Northwood H U D Note [Member]
Subsequent Event [Line Items]
Principal amount		$ 5,000,000.0
Maturity date		Nov. 01, 2052
Subsequent Event [Member] | H U D Notes [Member] | Greenfield H U D Note [Member]
Subsequent Event [Line Items]
Principal amount		$ 2,000,000.0
Maturity date		Nov. 01, 2052
Subsequent Event [Member] | H U D Notes [Member] | Pavilion H U D Note [Member]
Subsequent Event [Line Items]
Principal amount		$ 800,000
Maturity date		Dec. 01, 2039
Subsequent Event [Member] | Sumter Valley Health Rehab [Member]
Subsequent Event [Line Items]
Lease rent in year one	$ 35,000
Lease rent in year two	$ 50,000
Subsequent Event [Member] | Lumber City Management Agreement [Member]
Subsequent Event [Line Items]
Operations commenced date								May 01, 2022
Property management fee, percent fee, description								(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.
Management fee								$ 22,000
Property management fee, percent fee								5.00%
Subsequent Event [Member] | La Grange Management Agreement [Member]
Subsequent Event [Line Items]
Operations commenced date								May 01, 2022
Property management fee, percent fee, description								(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.
Management fee								$ 25,000
Property management fee, percent fee								5.00%
Subsequent Event [Member] | Management Agreement With Cavalier [Member]
Subsequent Event [Line Items]
Management fee										$ 12,000
Start up fee expense										$ 12,000
Percentage of incentive fee										1.00%
Subsequent Event [Member] | A D K Georgia Lease Termination [Member]
Subsequent Event [Line Items]
Payments for rent			$ 545,690
SEYCHELLES | Subsequent Event [Member] | Oak Hollow Health Management Llc [Member]
Subsequent Event [Line Items]
Number of facilities subleased | Facility	2
Renewal term	5 years
Percentage Increase in Lease Rent	2.00%
SEYCHELLES | Subsequent Event [Member] | Georgetown Health Rehab [Member]
Subsequent Event [Line Items]
Percentage Increase in Lease Rent	2.00%
Lease rent	$ 28,000
SEYCHELLES | Subsequent Event [Member] | Dawn Healthcare [Member]
Subsequent Event [Line Items]
Number of facilities subleased | Facility		2
Promissary note		$ 407,199
Debt instrument, frequency of periodic payment		14 installments
Monthly installments		$ 29,085
Minimum [Member]
Subsequent Event [Line Items]
Offer to settle claims				$ 10,000
State County Of Chatham [Member] | Minimum [Member] | GEORGIA | Pending Litigation [Member]
Subsequent Event [Line Items]
Damages sought per claim or falsification							$ 10,000